CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Statement of Comprehensive Income [Abstract]
Net loss	$ (34,995)	$ (80,292)	$ (28,296)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(889)	(1,649)	806
Comprehensive loss	$ (35,884)	$ (81,941)	$ (27,490)